Document And Entity Information	9 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	cbdMD, Inc.
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	47-3414576
Entity Address, Address Line One	2101 Westinghouse Blvd.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001644903
Amendment Flag	false